LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
LEASE OBLIGATIONS
LEASE OBLIGATIONS

12.  LEASE OBLIGATIONS

GFL leases several assets including buildings, property and equipment.

The following table presents GFL’s future minimum payments under lease obligations for the periods indicated:

	December 31, 2023	December 31, 2022
Lease obligations	$610.4	$480.1
Less: Interest	167.4	101.3
	443.0	378.8
Less: Current portion of lease obligations	59.6	51.5
Non-current portion of lease obligations	$383.4	$327.3

Lease obligations include $107.1 million of secured lease obligations as at December 31, 2023 ($120.4 million as at December 31, 2022).

Interest expense in connection with lease obligations was $23.0 million for the year ended December 31, 2023 ($15.3 million for the year ended December 31, 2022).

The following table presents principal and interest payments on future minimum lease payments under the lease obligations:

2024	$85.5
2025	75.0
2026	142.0
2027	38.0
2028	33.3
Thereafter	236.6
$610.4